SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Website development costs	$ 177,133	$ 189,956
Less: accumulated amortization	(30,894)
Intangible assets, net	$ 146,239	$ 189,956